Interim Condensed Consolidated Balance Sheets (Unaudited)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets
Cash and cash equivalents	$ 1,803,679	$ 2,444,346	$ 191,807
Accounts receivable, net	413,397	560,236	580,889
Prepayments	245,187	332,277	211,976
Other current assets, net	8,140	11,033	8,417
Total current assets	2,470,403	3,347,892	993,089
Non-current assets
Deposits	78,889	106,911	111,275
Property and equipment, net	64,341	87,195	78,721
Deferred initial public offering ("IPO") costs			114,794
Operating lease right-of-use assets	207,000	280,526	442,280
Deposit for an acquisition	2,832,698	3,838,872	3,370,757
Intangible asset	2,118,746	2,871,324	2,977,564
Goodwill	1,633,309	2,213,460	2,213,460
Total non-current assets	6,934,983	9,398,288	9,308,851
Total assets	9,405,386	12,746,180	10,301,940
Current liabilities
Accounts payable	256,555	347,684	449,031
Contract liabilities	66,611	90,271	103,655
Accrued liabilities and other payables	671,769	910,379	1,407,252
Bank loans, current portion	254,453	344,835	331,528
Amount due to a shareholder
Operating lease obligation	207,049	280,592	342,983
Taxes payable	119,161	161,487	86,788
Total current liabilities	1,575,598	2,135,248	2,721,237
Non-current liabilities:
Bank loans, non-current portion	353,194	478,649	226,227
Operating lease obligation, non-current	8,205	11,119	112,708
Consideration payables	2,390,195	3,239,193	3,239,193
Total non-current liabilities	2,751,594	3,728,961	3,578,128
Total liabilities	4,327,192	5,864,209	6,299,365
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary Shares, US$0.001 par value, 500,000,000 shares authorized, 19,221,384 shares issued and outstanding as of December 31, 2023, and 22,801,452 shares issued and outstanding as of June 30, 2024, respectively	22,801	30,901	25,926
Additional paid-in capital	20,475,855	27,748,879	22,522,570
Stock based compensation reserve	389,869	528,351	537,756
Accumulated other comprehensive income	(71,722)	(97,197)	(34,099)
Accumulated deficit	(15,406,761)	(20,879,243)	(18,601,243)
Total OHMYHOME LIMITED shareholders' equity	5,410,042	7,331,691	4,450,910
Non-controlling interests	(331,848)	(449,720)	(448,335)
Total shareholders' equity	5,078,194	6,881,971	4,002,575
Total liabilities and shareholders' equity	9,405,386	12,746,180	10,301,940
Officer [Member]
Current assets
Amount due from a shareholder